Investments in Other Entities	12 Months Ended
Dec. 31, 2019
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Investments in Other Entities
Note 10. Investments in Other Entities
As of December 31, 2019 and 2018 the investment in other entities is comprised of the following:

	2019		2018
Investment in Associates and Joint Ventures	Ps.	9,751	Ps.	10,518
Effective December 31, 2017, the Company determined that deteriorating conditions in Venezuela had led the Company no longer control and to continue consolidating its Venezuelan operation, the impacts of such deconsolidation are discussed on Note 3.3 above.
As disclosed in Note 3.3, on December 31, 2017 the Company changed the method of accounting for its investment in Venezuela from consolidation to the fair value method using a Level 3 concept and recognized a fair value loss on its investment of Ps. 216 and Ps.1,039 during 2019 and 2018 in OCI.
Details of the investment in associates and joint ventures accounted for under the equity method at the end of the reporting period as follows:

	Principal Activity	Place of Incorporation	Ownership Percentage		Carrying Amount
Investee			2019	2018	2019		2018
Joint ventures:
Compañía Panameña de Bebidas, S.A.P.I. de C.V.	Beverages	Mexico	50.0%	50.0%	Ps.	486	Ps.	1,550
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%		172		162
Fountain Agua Mineral, LTDA	Beverages	Brazil	50.0%	50.0%		851		826

Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”) (1)	Sugar production	Mexico	36.4%	36.4%		3,274		3,120
Jugos del Valle, S.A.P.I. de C.V. (1)	Beverages	Mexico	28.8%	26.3%		1,929		1,571
Leao Alimentos e Bebidas, LTDA (1)	Beverages	Brazil	24.7%	24.7%		1,931		2,084
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”) (1)	Canned bottling	Mexico	26.5%	26.5%		194		179
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”) (1)	Recycling	Mexico	35.0%	35.0%		121		129
Others	Various	Various	Various	Various		793		897

					Ps.	9,751	Ps.	10,518

Accounting method:

(1)	The Company has significant influence due to the fact that it has power to participate in the financial and operating policy decisions of the investee.
During 2019 the Company received dividends from Promotora Mexicana de Embotelladores, S.A. de C.V. for the amount of Ps. 1. During 2018 the Company received dividends from Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”) in the amount of Ps. 8.

During 2019 the Company made capital contributions to Jugos del Valle, S.A.P.I. de C.V. and Promotora Industrial Azucarera, S.A. de C.V. for the amounts of Ps. 204 and Ps. 111, respectively, there were no changes in the ownership percentage as a result of capital contributions made by the other shareholders. During 2018 the Company made capital contributions to Jugos del Valle, S.A.P.I. de C.V. and Promotora Industrial Azucarera, S.A. de C.V. for the amounts of Ps. 73 and Ps. 146, respectively, there were no changes in the ownership percentage as a result of capital contributions made by the other shareholders. During 2018 there was a spin-off
for our investment in UBI 3 resulted in Ps. (333) capitalized.
As of December 31, 2019 and 2018, the Company recognize an impairment on its investment in Compañía Panameña de Bebidas, S.A.P.I. de C.V., for an amount of Ps. 948 and Ps. 432 million, respectively, which was included in other expenses line. The Company will continue to monitor the results of this investment in conjunction with its partner The Coca Cola Company, looking for alternatives to improve the business’s profitability in the near future.
For the years ended December 31, 2019, 2018 and 2017 the equity earnings recognized for associates was Ps. 84, Ps. 44, and Ps. 235, respectively.
For the years ended December 31, 2019, 2018 and 2017 the equity (loss) earnings recognized for joint ventures was Ps. (215) , Ps. (270) and Ps. (175), respectively.